Revenue (Details) - Schedule of Revenue-Related Contract Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Contract assets:
Contract assets relating to service contracts	$ 34,213,379	$ 725,441
Contract liabilities:
Contract liabilities relating to service contracts	$ 107,603	$ 58,475